DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenues	$ 164,524,789	$ 173,319,821	$ 164,275,443
Over the Time [Member]
Revenues [Abstract]
Revenues	64,814,058	69,546,237	88,032,881
At a Point in Time [Member]
Revenues [Abstract]
Revenues	99,710,731	103,773,584	76,242,562
External Market [Member]
Revenues [Abstract]
Revenues	46,313,662	44,708,635	28,033,885
Local Market [Member]
Revenues [Abstract]
Revenues	118,211,127	128,611,186	136,241,558
Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues		47,729,944
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	40,643,462	47,729,944	69,100,376
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	40,643,462	47,729,944	69,100,376
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	40,643,462	47,729,944	69,100,376
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	104,214,859	108,559,750	81,140,913
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	4,504,128	4,786,166	4,898,351
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	99,710,731	103,773,584	76,242,562
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Revenues [Abstract]
Revenues	46,313,662	44,708,635	28,033,885
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	57,901,197	63,851,115	53,107,028
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	18,747,054	16,137,635	12,832,687
Reportable Segments [Member] | Other Services [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	18,747,054	16,137,635	12,832,687
Reportable Segments [Member] | Other Services [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	18,747,054	16,137,635	12,832,687
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	919,414	892,492	1,201,467
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	919,414	892,492	1,201,467
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 919,414	$ 892,492	$ 1,201,467